Label	Element	Value
Sentinel Balanced Fund
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Supplement [Text Block]	ck0000225843_SupplementTextBlock

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Balanced Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Balanced Fund is modified as stated below.

Risk/Return [Heading]	rr_RiskReturnHeading	Sentinel Balanced Fund
Strategy [Heading]	rr_StrategyHeading	Fund Summaries - Sentinel Balanced Fund - Principal Investment Strategies .
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fifth paragraph in this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.